Significant Accounting Policies (Tables) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A
Entity Wide Revenue Major Customer Percentage	17.00%	14.00%	16.00%
Charterer B
Entity Wide Revenue Major Customer Percentage	14.00%	10.00%	10.00%